Schedule of shares (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%	100.00%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%	100.00%
Preference shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%	100.00%
Mobi FIA [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	[1],[2]	50.87%	46.69%
Mobi FIA [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	[1],[2]	100.00%	100.00%
Mobi FIA [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	[1],[2]	38.93%	32.81%
American Airlines Inc [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		5.31%
American Airlines Inc [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		6.60%
Path Brazil [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	[2]	2.59%	2.74%
Path Brazil [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	[2]	3.22%	3.45%
Other related parties [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		1.14%	1.22%
Other related parties [member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		1.41%	1.54%
Market [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		40.09%	49.35%
Market [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		49.84%	62.20%

[1]	In the context of the exchangeable senior notes, in 2019 MOBI lent up to 14,000,000 ADSs to Bank of America Corporation, which operates the ADS lending facility, in order to facilitate privately negotiated derivatives transactions or other hedging activities related to the exchangeable senior notes. The ADSs will be returned to MOBI upon maturity of the exchangeable senior notes or upon termination of the ADS lending agreement that it entered into.
[2]	It refers to legal entities controlled by the controlling shareholders (Constantino family).